Income taxes	12 Months Ended
Mar. 31, 2020
Income taxes
21. Income taxes
Income tax expense is comprised of the following:

	Fiscal year ended March 31,
	2018		2019		2020		2020
	(In millions)
Current tax expense	Rs.	108,676.0	Rs.	128,050.2	Rs.	105,587.8	US$	1,400.6
Deferred tax (benefit) expense		(10,403.5)		(8,129.4)		(101.2)		(1.3)
Interest on income tax refund		—		(527.3)		(6.6)		(0.2)

Income tax expense	Rs.	98,272.5	Rs.	119,393.5	Rs.	105,480.0	US$	1,399.1

Income before income tax expense and income tax expense are substantially all from India.
On December 12, 2019,
the
India Taxation Laws (Amendment) Act, 2019, was promulgated, which provided domestic companies with an option to pay income tax at the rate of 22 percent (
previously
30 percent)
,
provided they do not claim certain deductions under the Income Tax Act with effect from the financial year 2019-20 (i
.
e.
,
assessment year 2020-21). The bank intends to elect to be subject to the 22 percent rate (25.17% including surcharge and education cess). The Bank has accounted for the effect of this change in the income tax rate using reasonable estimates based on currently available information and its interpretations thereof.
The following is the reconciliation of income taxes at the Indian statutory income tax rate to income tax expense as reported:

	Fiscal year ended March 31,
	2018		2019		2020		2020
	(In millions)
Income before income tax expense	Rs.	277,106.4	Rs.	339,959.0	Rs.	365,844.0	US$	4,852.8
Statutory income tax rate		34.61%		34.94%		25.17%		25.17%
Expected income tax expense		95,901.0		118,795.3		92,075.6		1,221.3
Adjustments to reconcile expected income tax to actual tax expense
Interest on income tax refund		—		(343.0)		(4.9)		(0.1)
Stock-based compensation		2,282.3		1,867.2		1,881.6		25.0
Income exempt from taxes		(524.8)		(1,422.8)		(744.2)		(9.9)
Effect of change in statutory income tax rate		(209.2)		—		11,213.2		148.7
Others, net		823.2		496.8		1,058.7		14.1

Income tax expense	Rs.	98,272.5	Rs.	119,393.5	Rs.	105,480.0	US$	1,399.1

The tax effects of significant temporary differences are as follows:

	As of March 31,
	2019		2020		2020
	(In millions)
Tax effect of:
Deductible temporary differences:
Allowance for loan losses	Rs.	39,604.8	Rs.	37,561.2	US$	498.2
Lease liabilities		—		16,514.0		219.0
Employee benefits		2,063.1		1,415.0		18.8
Accrued expenses and other liabilities		4,310.4		3,381.2		44.8
Others		1,874.4		1,769.4		23.5

Deferred tax asset		47,852.7		60,640.8		804.3

Taxable temporary differences:
Right-of-use assets		—		16,514.0		219.0
Unrealized gain on securities available for sale		5,680.2		16,644.6		220.8
Loan origination cost and fees		5,606.3		3,373.3		44.7
Investments, others		2,677.0		1,510.2		20.0

Deferred tax liability		13,963.5		38,042.1		504.5

Net deferred tax asset (liability)	Rs.	33,889.2	Rs.	22,598.7	US$	299.8

Management believes that the realization of the recognized deferred tax assets is more likely than not and the realization is based on a combination of reversing taxable temporary differences and expectations as to future pretax income.
The total unrecognized tax benefit as of March 31, 2019 and March 31, 2020 is Rs. 14,448.1 million and Rs. 37,103.2 million, respectively. The major income tax jurisdiction for the Bank is India. The open tax years (first assessment by the tax authorities) is pending from fiscal 2018 onwards. However, appeals filed by the Bank are pending with various local tax authorities in India for earlier tax years.
A reconciliation of the beginning and ending b
a
lance of unrecognized tax benefits is as follows:

	Fiscal year ended March 31,
	2019		2020		202 0
	(In millions)
Opening balance	Rs.	648.3	Rs.	14,448.1	US$	191.6
Increase related to prior year tax positions		13,799.8		16,274.4		215.9
Increase related to current year tax positions		Rs. —	Rs.	6,380.7	US$	84.6

Closing balance	Rs.	14,448.1	Rs.	37,103.2	US$	492.1

The Bank’s total unrecognized tax benefits, if recognized, would reduce the income tax expense by Rs. 37,103.2 million as of March 31, 2020 and thereby would affect the Bank’s effective tax rate. There is no tax liability relating to the above unrecognized tax benefits.
Significant changes in the amount of unrecognized tax benefits within the next 12 months cannot be reasonably estimated as the changes would depend upon the progress of tax examinations with various tax authorities.